Estimates, Significant Accounting Policies and Balance Sheet Detials (Net change in operating assets and liabilities (net of acquisitions) included in cash flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Accounts receivable	$ 600	$ (557)	$ 267
Accounts receivable from related companies	(22)	26	(12)
Inventories	51	(254)	(258)
Exchanges receivable	18	(8)	14
Other current assets	132	(58)	574
Other non-current assets, net	(6)	(45)	(30)
Accounts payable	(851)	542	(990)
Accounts payable to related companies	3	(143)	101
Exchanges payable	(99)	128	0
Accrued and other current liabilities	(92)	211	(169)
Other non-current liabilities	(73)	147	25
Price risk management assets and liabilities, net	19	(147)	(15)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$ (320)	$ (158)	$ (493)